Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 956	$ 20,751	$ 22,517
Investment securities available-for-sale:
Unrealized gains (losses) on investment securities available-for-sale, net of tax	6,048	(37,019)	(2,895)
Adjustment for losses (gains) on sale of investment securities, net of tax	9,148	0	(96)
Defined benefit pension plans:
Net gains arising during the year, net of tax	3,262	2,012	4,466
Amortization of net (gains) losses cost included in net periodic pension cost, net of tax	(506)	0	290
Total other comprehensive income (loss)	17,952	(35,007)	1,765
Total comprehensive income (loss)	$ 18,908	$ (14,256)	$ 24,282